Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%
Additional deduction of research and development expenses	7.90%	28.60%
Non-deductible expenses	2.00%	4.40%
Effect of PRC preferential tax rate	(3.50%)	(10.00%)
Adjustments in respect of current income tax of previous years	(1.00%)
Effect of different tax rates in the different tax jurisdictions	(35.30%)	(45.20%)
Effective tax rate	(4.70%)	2.80%